Summary of Significant Accounting Policies (Tables)	9 Months Ended
Oct. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Fair value measurements at reporting date using:
Quoted prices
		in		Significant
		active markets	Significant
		for	other	unobservable
		identical	observable
		liabilities	inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)

Warrant and convertible note derivative liability at October 31, 2015	$78,277	-	-	$78,277

Warrant and convertible note derivative liability at January 31, 2015	$216,705	-	-	$216,705